LEASES - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Lessee, Lease, Description [Line Items]
Operating leases - as lessor, last expiry date	2037-06
Macau Land Concession Contracts [Member]
Lessee, Lease, Description [Line Items]
Initial contract term (in years)	25 years
Renewable contract term	10 years
Estimated Lease Term	40 years
Studio City Operating Agreement [Member]
Lessee, Lease, Description [Line Items]
Investment in a sales-type lease, noncurrent	$ 1,509
Investment in a sales-type lease, current	$ 223